DISCONTINUED OPERATIONS - Divestiture of 2C Intra-regional business and loan facilitation related service (Details) ¥ in Thousands	12 Months Ended
Mar. 31, 2021 CNY (¥)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Impairment for net assets transferred	¥ (420,000)
Discontinued business | 2C intra-regional business and loan-facilitation related service
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Impairment for net assets transferred	(420,000)
Total operating expenses	(420,000)
Loss from operations	(420,000)
Loss from the divestiture of 2C intra-regional and loan facilitation business	(14,745)
Loss from discontinued operations before income tax expense	(434,745)
Net (loss)/ income from discontinued operations	(434,745)
Gain from the divestiture of 2B business	¥ (14,745)